Intangible Assets - Schedule of Estimated Future Amortization (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
Finite lived intangible assets, net	$ 7,862